Schedule of income tax paid by jurisdiction (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total income tax paid	$ 6,442	$ 23,723
CHINA
Total income tax paid	6,442	23,723
Non PRC [Member]
Total income tax paid